Retirement and Share-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Compensation Expense By Plan
The following table summarizes compensation expense recognized for employees and directors as a result of share-based compensation:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
ESOP	$4,152	$3,377	$2,908
Employee Incentive Plans	14,454	22,886	7,855
Director Equity Plans	1,053	1,262	1,056
	$19,659	$27,525	$11,819

Changes in Stock Options Outstanding
Changes in the number of stock options granted to employees outstanding during the years ended December 31, 2022, 2021 and 2020 are as follows:

	Number of Shares	Weighted-Average Exercise Price per Share	Total Exercise Price
	(Dollars in thousands, except per share data)
Outstanding at January 1, 2020	828,913	$19.91	$16,506
Granted	815,767	26.70	21,778
Canceled	(31,200)	21.50	(670)
Exercised	(355,563)	16.98	(6,038)
Outstanding at December 31, 2020	1,257,917	25.10	31,576
Granted	1,246,605	29.15	36,336
Canceled	(146,803)	25.44	(3,735)
Exercised	(295,000)	22.88	(6,749)
Outstanding at December 31, 2021	2,062,719	27.84	57,428
Granted	—	—	—
Canceled	(102,143)	27.49	(2,808)
Exercised	(173,782)	24.59	(4,273)
Outstanding at December 31, 2022	1,786,794	28.18	$50,347

Schedule of Stock Options Outstanding, By Exercise Price Range
The following table summarizes information about stock options outstanding at December 31, 2022:

	Stock Options Outstanding			Stock Options Vested
Range of Exercise Prices	Number of Awards	Remaining Life (yrs)	Weighted-Average Exercise Price Per Share	Number of Awards	Remaining Life (yrs)	Weighted-Average Exercise Price Per Share
$21.89 - $26.72	375,820	7.83	$26.07	126,224	8.01	$26.72
$27.05 - $32.58	1,410,974	8.10	28.74	606,322	8.09	28.71
$21.89 - $32.58	1,786,794	8.05	28.18	732,546	8.08	28.37